Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Grants

The Committee has the authority to approve equity award grants to employees, provided that awards for our executive officers are subject to “non-objection” by our Board. Our annual equity awards are generally granted in February or March, effective as of the date the Board meets to review the awards and provide its non-objection. However, if such meeting date occurs before our release of the financial results for the prior fiscal year and fourth fiscal quarter through the filing of a Current Report on Form 8-K, the annual awards are granted effective as of the date that our quarterly trading window opens. Other equity award grants made outside of our annual grant cycle are made on May 1, August 1, and November 1, with certain other limited grants related to hiring and promotions occurring throughout the year.

We have not granted stock options, stock appreciation rights or similar option-like instruments in recent years. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant such awards, we will evaluate the appropriate steps to take in relation to the foregoing. We do not time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information
Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false